UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 55.8%
Consumer Discretionary - 5.0%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$75,000	$79,313
Ameristar Casinos, Inc.
7.500%, 04/15/2021	75,000	81,749
AutoZone, Inc.
3.125%, 07/15/2023	100,000	90,735
Avis Budget Finance, Inc.
8.250%, 01/15/2019	75,000	82,125
Belo Corp.
7.250%, 09/15/2027	75,000	78,188
Bon-Ton Department Stores
8.000%, 06/15/2021	75,000	75,938
Brunswick Corp.
7.375%, 09/01/2023	44,000	47,080
CCO Holdings LLC
6.625%, 01/31/2022	75,000	77,625
Isle Of Capri Casinos, Inc.
7.750%, 03/15/2019	75,000	81,563
Jarden Corp.
7.500%, 01/15/2020	75,000	81,375
Lamar Media Corp.
5.000%, 05/01/2023	75,000	71,625
LIN Television Corp.
6.375%, 01/15/2021	75,000	78,375
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	150,000	136,020
MGM Resorts International
6.625%, 12/15/2021	75,000	79,406
Pulte Group, Inc.
6.375%, 05/15/2033	75,000	68,250
Quebecor Media, Inc.
5.750%, 01/15/2023	40,000	38,900
Ruby Tuesday, Inc.
7.625%, 05/15/2020	75,000	70,875
Scientific Games Corp.
8.125%, 09/15/2018	15,000	16,163
Service Corp. International
7.500%, 04/01/2027	70,000	74,200
Toys R Us, Inc.
7.375%, 10/15/2018	75,000	55,875
Viacom, Inc.
4.375%, 03/15/2043	150,000	127,139
Walt Disney Co.
1.100%, 12/01/2017	200,000	197,263
		1,789,782

Consumer Staples - 3.1%
Alliance One International, Inc.
9.875%, 07/15/2021	75,000	70,688
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	150,000	154,396
Cencosud
4.875%, 01/20/2023 (a)	150,000	140,726
Costco Wholesale Corp.
0.650%, 12/07/2015	100,000	100,232
Diageo Capital
4.828%, 07/15/2020	100,000	110,892
Dr. Pepper Snapple Group, Inc.
2.000%, 01/15/2020	175,000	165,121
Pepsico, Inc.
0.700%, 02/26/2016	100,000	99,534
Pilgrim's Pride Corp.
7.875%, 12/15/2018	75,000	82,125
Post Holdings, Inc.
7.375%, 02/15/2022	74,000	79,550
Wesfarmers Ltd.
1.874%, 03/20/2018 (a)	100,000	98,174
		1,101,438
Energy - 5.2%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	75,000	65,063
Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/2019	75,000	78,938
ConocoPhillips Co.
1.050%, 12/15/2017	125,000	122,091
Energy Partners Ltd.
8.250%, 02/15/2018	75,000	81,000
Forest Oil Corp.
7.250%, 06/15/2019	40,000	39,150
Halcon Resources Corp.
8.875%, 05/15/2021	75,000	76,125
Linn Energy Finance Corp.
7.750%, 02/01/2021	75,000	79,688
Marathon Oil Corp.
2.800%, 11/01/2022	100,000	92,338
Niska Gas Storage US LLC
8.875%, 03/15/2018	75,000	78,375
Nuverra Environmental Solutions, Inc.
9.875%, 04/15/2018	75,000	73,500
Peabody Energy Corp.
7.875%, 11/01/2026	75,000	76,500
Petrobras International Finance Co.
5.375%, 01/27/2021	150,000	149,607
Petroleos Mexicanos
3.500%, 01/30/2023	150,000	137,813
Plains Exploration & Production Co.
6.875%, 02/15/2023	75,000	84,000
Sabine Pass Liquefaction
5.625%, 02/01/2021 (a)	75,000	73,688

Statoil
2.900%, 10/15/2014	200,000	204,067
2.450%, 01/17/2023	150,000	137,000
Stone Energy Corp.
7.500%, 11/15/2022	75,000	78,750
Talisman Energy, Inc.
5.750%, 05/15/2035	100,000	92,370
United Refining Co.
10.500%, 02/28/2018	27,000	30,375
		1,850,438
Financials - 21.5%
Abbey National Treasury Services
4.000%, 04/27/2016	200,000	212,477
ABN AMRO Bank NV
1.375%, 01/22/2016 (a)	265,000	267,149
Aircastle Ltd.
6.750%, 04/15/2017	75,000	84,000
American Express Co.
1.550%, 05/22/2018	200,000	195,485
American Tower Corp.
3.400%, 02/15/2019	100,000	101,924
AmeriGas Finance
7.000%, 05/20/2022	75,000	81,750
Bank of America Corp.
1.500%, 10/09/2015	100,000	101,051
2.000%, 01/11/2018	100,000	99,919
5.625%, 07/01/2020	100,000	114,429
Bank of Montreal
0.800%, 11/06/2015	150,000	150,882
Bank of New York Mellon Corp.
0.700%, 10/23/2015	150,000	150,337
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	97,399
Berkshire Hathaway Finance Corp.
0.950%, 08/15/2016	200,000	201,037
Capital One Financial Corp.
1.000%, 11/06/2015	200,000	200,004
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	200,000	200,333
Citigroup, Inc.
4.500%, 01/14/2022	100,000	106,150
Covidien International Finance
2.950%, 06/15/2023	100,000	92,694
Daimler Finance North America, LLC
1.250%, 01/11/2016 (a)	150,000	150,181
Digital Realty Trust LP
3.625%, 10/01/2022	100,000	89,491
EPR Properties
5.750%, 08/15/2022	75,000	76,592
Export-Import Bank of Korea
5.875%, 01/14/2015	100,000	105,223
1.250%, 11/20/2015	100,000	100,558
Fifth Third Bank
1.450%, 02/28/2018	200,000	195,078

Ford Motor Credit Co. LLC
2.500%, 01/15/2016	125,000	128,307
General Electric Capital Corp.
1.600%, 11/20/2017	150,000	149,151
5.875%, 01/14/2038	100,000	114,298
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	200,000	219,313
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	100,000	100,563
HCP, Inc.
2.625%, 02/01/2020	225,000	214,766
Hyundai Capital America
1.625%, 10/02/2015 (a)	150,000	150,815
Icahn Enterprises Finance Corp.
8.000%, 01/15/2018	75,000	78,188
ING Bank
3.000%, 09/01/2015 (a)	200,000	206,434
3.750%, 03/07/2017 (a)	150,000	158,102
Invesco Finance
3.125%, 11/30/2022	150,000	139,059
JPMorgan Chase & Co.
1.100%, 10/15/2015	100,000	100,426
3.250%, 09/23/2022	100,000	96,012
Kimco Realty Corp.
3.125%, 06/01/2023	125,000	113,902
Lender Processing Services, Inc.
5.750%, 04/15/2023	75,000	78,000
Lloyds Bank
2.300%, 11/27/2018	200,000	199,711
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	186,701
Morgan Stanley
1.750%, 02/25/2016	125,000	126,745
5.500%, 07/24/2020	200,000	223,990
Nationstar Mortgage
6.500%, 08/01/2018	75,000	76,688
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (a)	100,000	99,324
PACCAR Financial Corp.
Series MTN
1.150%, 08/16/2016	100,000	100,336
People's United Financial, Inc.
3.650%, 12/06/2022	150,000	142,077
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	161,514
Principal Financial Group, Inc.
3.125%, 05/15/2023	150,000	139,483
SLM Corp.
5.000%, 06/15/2018	75,000	73,857
Societe Generale
2.750%, 10/12/2017	150,000	154,743
Springleaf Finance Corp.
6.000%, 10/15/2014	55,000	56,045
6.000%, 12/15/2014	72,000	73,165

Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	200,000	185,947
Toyota Motor Credit Corp.
1.250%, 10/05/2017	150,000	147,385
2.000%, 10/24/2018	100,000	100,085
Wells Fargo & Co.
1.500%, 01/16/2018	200,000	198,902
		7,668,177
Health Care - 3.2%
Abbvie, Inc.
1.200%, 11/06/2015	175,000	176,859
Aetna, Inc.
2.750%, 11/15/2022	200,000	184,587
Agilent Technologies, Inc.
3.200%, 10/01/2022	100,000	91,700
Allergan, Inc.
1.350%, 03/15/2018	100,000	97,547
Apria Healthcare Group, Inc.
12.375%, 11/01/2014	37,000	37,416
Biomet, Inc.
6.500%, 10/01/2020	75,000	77,625
Catholic Health Initiatives
2.950%, 11/01/2022	100,000	91,058
Dignity Health
4.500%, 11/01/2042	150,000	121,587
HCA, Inc.
5.875%, 05/01/2023	75,000	74,250
Tenet Healthcare Corp.
4.750%, 06/01/2020	75,000	73,688
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/2015	100,000	103,240
		1,129,557
Industrials - 4.2%
ADT Corp.
4.125%, 06/15/2023	100,000	88,920
Canadian National Railway Co.
2.250%, 11/15/2022	150,000	134,734
Colt Defense, LLC
8.750%, 11/15/2017	50,000	43,438
Dun & Bradstreet Corp.
3.250%, 12/01/2017	50,000	50,584
Eaton Corp.
4.000%, 11/02/2032	150,000	138,204
General Dynamics Corp.
1.000%, 11/15/2017	200,000	193,967
Hutchison Whampoa International 12 II Ltd.
2.000%, 11/08/2017 (a)	200,000	197,893
Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	151,042
Rexel
5.250%, 06/15/2020 (a)	75,000	75,750
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	137,733

Stanley Black & Decker, Inc.
2.900%, 11/01/2022	200,000	186,162
Tyco Electronics Group
1.600%, 02/03/2015	100,000	101,011
		1,499,438
Information Technology - 3.3%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017	75,000	78,656
Amkor Technology, Inc.
6.375%, 10/01/2022	75,000	77,438
Arrow Electronics, Inc.
3.000%, 03/01/2018	100,000	100,149
Baidu, Inc.
2.250%, 11/28/2017	200,000	199,120
BMC Software, Inc.
7.250%, 06/01/2018	75,000	76,125
Dell, Inc.
5.650%, 04/15/2018	75,000	76,969
Fiserv, Inc.
3.500%, 10/01/2022	200,000	186,065
Intel Corp.
1.350%, 12/15/2017	150,000	148,392
Iron Mountain, Inc.
5.750%, 08/15/2024	75,000	69,938
Oracle Corp.
2.500%, 10/15/2022	100,000	91,771
Seagate HDD Cayman
7.000%, 11/01/2021	75,000	83,156
		1,187,779
Materials - 4.7%
Agrium, Inc.
3.150%, 10/01/2022	115,000	105,593
Airgas, Inc.
3.250%, 10/01/2015	200,000	207,658
AK Steel Corp.
7.625%, 05/15/2020	75,000	75,188
Aleris International, Inc.
7.875%, 11/01/2020	75,000	80,063
ArcelorMittal
10.350%, 06/01/2019	75,000	95,250
6.750%, 02/25/2022	100,000	109,250
Ashland, Inc.
3.875%, 04/15/2018	75,000	76,313
Codelco
4.500%, 08/13/2023 (a)	150,000	149,723
Dow Chemical Co.
3.000%, 11/15/2022	150,000	140,163
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	75,000	77,250
Nexeo Solutions Finance Corp.
8.375%, 03/01/2018	75,000	74,813
Orion Engineered Carbons Finance
9.250%, 08/01/2019 (a)	75,000	78,750

Rentech Nitrogen Finance Corp.
6.500%, 04/15/2021 (a)	75,000	72,750
Southern Copper Corp.
5.250%, 11/08/2042	200,000	163,195
Teck Resources Ltd.
4.500%, 01/15/2021	90,000	90,805
United States Steel Corp.
7.500%, 03/15/2022	75,000	80,250
		1,677,014
Telecommunication Services - 3.0%
AT&T, Inc.
2.625%, 12/01/2022	200,000	180,803
Cincinnati Bell, Inc.
8.375%, 10/15/2020	75,000	81,750
Frontier Communications Corp.
9.000%, 08/15/2031	75,000	74,063
Level 3 Financing, Inc.
8.125%, 07/01/2019	75,000	82,688
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	75,000	80,719
Sprint Nextel Corp.
6.000%, 11/15/2022	75,000	73,500
Telefonica Emisiones
5.134%, 04/27/2020	200,000	212,971
Verizon Communications
6.400%, 09/15/2033	75,000	86,513
3.850%, 11/01/2042	150,000	123,012
Windstream Corp.
7.750%, 10/15/2020	75,000	79,969
		1,075,988
Utilities - 2.6%
Ameren Energy Generating Co.
7.000%, 04/15/2018	75,000	64,688
American Electric Power Co., Inc.
2.950%, 12/15/2022	150,000	138,988
Dominion Resources, Inc.
1.950%, 08/15/2016	75,000	76,290
Florida Power Corp.
5.900%, 03/01/2033	100,000	110,743
GDF Suez
2.875%, 10/10/2022 (a)	125,000	117,087
Georgia Power Co.
0.625%, 11/15/2015	150,000	149,961
NRG Energy, Inc.
7.875%, 05/15/2021	75,000	83,438
Pacific Gas & Electric Co.
3.250%, 06/15/2023	175,000	166,335
		907,530
Total Corporate Bonds
(Cost $20,331,231)		19,887,141

MUNICIPAL BONDS - 14.4%
Banning, California Financing Authority
5.000%, 06/01/2022	100,000	102,000
Centinela Valley California Union High School District
Series B
5.750%, 08/01/2026	300,000	340,910
Chicago, Illinois Midway Airport Revenue
Series A
5.500%, 01/01/2029	150,000	153,954
5.100%, 01/01/2031	30,000	30,007
Chicago, Illinois O'Hare International Airport Revenue
Series C-2
5.250%, 01/01/2030	65,000	65,133
5.250%, 01/01/2034	430,000	430,623
Detroit, Michigan Sewage Disposal System Revenue
4.500%, 07/01/2027	165,000	152,694
Detroit, Michigan Water Supply System Revenue
Series B
4.750%, 07/01/2034	170,000	153,864
5.500%, 07/01/2035	180,000	178,209
Escambia County Florida Pollution Control Revenue
5.625%, 07/01/2022 ^	50,000	50,000
Illinois Financing Authority Revenue
Series A
6.000%, 10/01/2028	200,000	207,046
6.250%, 10/01/2033	150,000	153,704
Illinois Housing Development Authority
Series B
2.279%, 07/01/2019	110,000	104,185
Jefferson County, Kentucky Health Systems Revenue
5.200%, 10/01/2028	65,000	65,018
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025	115,000	115,077
Kentucky Housing Corp.
Series U
4.850%, 07/01/2027	150,000	150,069
Massachusetts Housing Finance Agency
Series D
4.850%, 06/01/2040	290,000	290,313
Minneapolis, Minnesota Health Care Systems Revenue
Series B
5.000%, 05/15/2021	50,000	50,340
Missouri Housing Development Commission
Series 1
2.550%, 07/01/2020	200,000	190,056
New York State Dormitory Authority Revenue
5.000%, 07/01/2027	300,000	300,294
New York State Energy Research & Development Authority
Series A
5.150%, 11/01/2025	125,000	125,330
Niagara, New York Frontier Transportation Authority
Series A
5.625%, 04/01/2029	190,000	189,886

Oregon State Housing & Community Services Department Revenue
Series A
4.050%, 01/01/2020	100,000	105,377
Philadelphia, Pennsylvania Airport Revenue
Series B
4.000%, 06/15/2023	220,000	217,609
Series D
5.250%, 06/15/2023	245,000	261,373
Puerto Rico Electric Power Authority
Series A
6.750%, 07/01/2036	350,000	252,032
Puerto Rico Sales Tax Financing Corp.
Series A
4.375%, 08/01/2020	175,000	162,253
4.750%, 08/01/2020	145,000	137,382
Rhode Island Housing & Mortgage Finance Corp.
Series A-1
4.600%, 10/01/2027	325,000	310,904
Tallahassee, Florida Health Facilities Revenue
6.375%, 12/01/2030	100,000	100,440
Total Municipal Bonds
(Cost $5,310,018)		5,146,082

U.S. GOVERNMENT & AGENCY SECURITIES - 10.6%
Federal Home Loan Mortgage Association
Series K-712, Class X1
1.394%, 11/25/2019 ^ (b)	1,244,646	82,159
Series 293, Class IO
4.000%, 11/15/2032 (b)	1,878,469	447,710
Federal Home Loan Mortgage Corporation Pool
6.000%, 08/01/2022, #J05364	429,947	470,826
3.000%, 10/01/2032, #D99625	234,337	231,828
Federal National Mortgage Association
Series 2013-M3, Class X1
4.067%, 02/25/2016 ^ (b)	900,187	55,688
Series 2013-M4, Class X1
3.949%, 02/25/2018 ^ (b)	394,453	52,449
Series 2012-M8, Class X1
2.203%, 12/25/2019 ^ (b)	1,506,005	124,769
Series 2012-M3, Class X1
0.352%, 01/25/2022 ^ (b)	3,406,097	72,143
Series 2012-M2, Class X
0.800%, 02/25/2022 ^ (b)	1,574,235	75,539
Series 2012-34, Class PC
5.500%, 01/25/2032	138,475	152,435
Series 2012-90, Class DA
1.500%, 03/25/2042	175,312	162,973
Federal National Mortgage Association Pool
5.170%, 06/01/2028, #468516	242,685	256,384
6.500%, 12/01/2036, #888112	116,495	130,771
5.500%, 05/01/2037, #916933	132,130	145,145
4.500%, 04/01/2041, #AL0215	132,093	140,401

Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	325,152	370,091
Series 2013-144, Class UI
4.500%, 10/16/2028 (b)	2,236,320	268,223
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	154,314
Series 2011-6, Class AC
2.850%, 12/16/2037	150,000	153,626
Series 2010-132, Class AD
3.147%, 05/16/2040	131,136	133,213
Series 2012-109, Class AB
1.388%, 09/16/2044	97,563	95,121
Total U.S. Government & Agency Securities
(Cost $3,735,228)		3,775,808

MORTGAGE BACKED SECURITIES - 6.5%
Bank of America Commercial Mortgage Trust
Series 2005-6, Class AM
5.184%, 09/10/2047 ^	95,000	102,145
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/2040	150,000	160,341
Series 2006-PW13, Class AM
5.582%, 09/11/2041	102,000	111,511
CD Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.218%, 07/15/2044	80,000	85,672
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	124,688	130,974
Series 2005-C1, Class AJ
5.075%, 02/18/2038	125,000	129,348
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	150,000	164,634
Series 2007-GG10, Class A4
5.804%, 08/10/2045 ^	200,000	220,051
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class AM
4.999%, 10/15/2042	140,000	148,389
Morgan Stanley Capital I Trust
Series 2007-T27, Class AM
5.648%, 06/11/2042 ^	150,000	166,679
Morgan Stanley Mortgage Trust
Series 35
0.792%, 05/20/2021 ^	109,401	109,652
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	280,492	288,131
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.565%, 08/15/2039 ^	160,000	169,947

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AMFX
5.179%, 07/15/2042	120,000	127,429
Series 2005-C21, Class AM
5.239%, 10/17/2044 ^	173,000	183,670
Total Mortgage Backed Securities
(Cost $2,321,001)		2,298,573

U.S. TREASURY SECURITIES - 4.3%
U.S. Treasury Notes
2.625%, 06/30/2014	500,000	506,240
2.250%, 01/31/2015	500,000	511,192
1.750%, 07/31/2015	500,000	511,719
Total U.S. Treasury Securities
(Cost $1,528,007)		1,529,151

EXCHANGE TRADED FUNDS - 3.6%	Shares
iShares Barclays 1-3 Year Credit Bond Fund	1,422	149,964
iShares Barclays CMBS Bond Fund	9,811	500,852
iShares iBoxx $ High Yield Corporate Bond Fund	120	11,146
iShares iBoxx Investment Grade Corporate Bond Fund	5,294	604,627
Total Exchange Traded Funds
(Cost $1,298,513)		1,266,589

SHORT-TERM INVESTMENT - 4.2%
First American Government Obligations Fund - Class Z, 0.01% ^
Total Short-Term Investment
(Cost $1,503,541)	1,503,541	1,503,541

Total Investments - 99.4%
(Cost $36,027,539)		35,406,885
Other Assets and Liabilities - 0.6%		220,174
Net Assets - 100.0%		$35,627,059

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of December 31, 2013 the market value of these investments were $2,471,688, or 6.9% of total net assets.

^	Variable rate security- The rate shown is the rate in effect as of December 31, 2013.
(b)	Interest only security.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$19,887,141	$-	$19,887,141
Municipal Bonds	-	5,146,082	-	5,146,082
U.S. Government & Agency Securities	-	3,775,808	-	3,775,808
Mortgage-Backed Securities	-	2,298,573	-	2,298,573
U.S. Treasury Securities	-	1,529,151	-	1,529,151
Exchange-Traded Funds	1,266,589	-	-	1,266,589
Short-Term Investment	1,503,541		-	1,503,541
Total Investments	$2,770,130	$32,636,755	$-	$35,406,885

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Consumer Discretionary - 13.9%
Amazon.com, Inc. *	800	$319,032
Ford Motor Co.	23,800	367,234
General Motors Co. *	4,800	196,176
Johnson Controls, Inc.	12,100	620,730
Lowes Companies, Inc.	12,700	629,285
Macy's, Inc.	2,500	133,500
Time Warner, Inc.	10,700	746,004
TRW Automotive Holdings Corp. *	900	66,951
Twenty First Century Fox. Inc. - Class A	16,900	594,542
Viacom, Inc. - Class B	800	69,872
		3,743,326
Consumer Staples - 16.4%
Altria Group, Inc.	18,300	702,537
Bunge Ltd.	5,000	410,550
Coca-Cola Enterprises, Inc.	14,000	617,820
ConAgra Foods, Inc.	3,400	114,580
Costco Wholesale Corp.	1,000	119,010
CVS Caremark Corp.	11,700	837,369
Kroger Co.	15,600	616,668
Lorillard, Inc.	4,300	217,924
Procter & Gamble Co.	1,200	97,692
Sysco Corp.	10,600	382,660
Walgreen Co.	1,300	74,672
Wal-Mart Stores, Inc.	2,900	228,201
		4,419,683
Energy - 4.1%
Continental Resources, Inc. *	2,600	292,552
Marathon Petroleum Corp.	900	82,557
Murphy USA, Inc.	4,700	304,936
National Oilwell Varco, Inc.	2,500	198,825
Phillips 66	2,200	169,686
Tesoro Corp.	1,100	64,350
		1,112,906
Financials - 14.7%
Allstate Corp.	1,200	65,448
Bank of America Corp.	27,500	428,175
Bank of New York Mellon Corp.	11,100	387,834
Charles Schwab Corp.	9,100	236,600
Citigroup, Inc.	13,500	703,485
KeyCorp	58,400	783,728
Lincoln National Corp.	1,900	98,078
Loews Corp.	3,700	178,488
MetLife, Inc.	12,100	652,432
Regions Financial Corp.	15,100	149,339
Wells Fargo & Co.	6,000	272,400
3,956,007

Health Care - 16.2%
Actavis *	400	67,200
AmerisourceBergen Corp.	1,500	105,465
Bristol-Myers Squibb Co.	10,100	536,815
Cardinal Health, Inc.	4,200	280,602
Express Scripts Holding Co. *	7,700	540,848
McKesson Corp.	4,300	694,020
Medtronic, Inc.	8,900	510,771
Pfizer, Inc.	29,700	909,711
St. Jude Medical, Inc.	2,200	136,290
UnitedHealth Group, Inc.	800	60,240
WellPoint, Inc.	5,800	535,862
		4,377,824
Industrials - 14.8%
Boeing Co.	5,600	764,344
Eaton Corp.	8,000	608,960
FedEx Corp.	1,200	172,524
Fluor Corp.	3,100	248,899
General Dynamics Corp.	7,700	735,735
General Electric Co.	37,700	1,056,731
Honeywell International, Inc.	3,500	319,795
Southwest Airlines Co.	4,000	75,360
		3,982,348
Information Technology - 9.9%
Apple, Inc.	200	112,222
Applied Materials, Inc.	25,300	447,557
Automatic Data Processing, Inc.	5,100	412,131
Avago Technologies Ltd.	2,500	132,225
Cisco Systems, Inc.	26,800	601,660
EMC Corp.	4,000	100,600
Hewlett-Packard Co.	6,000	167,880
Lam Research Corp. *	4,600	250,470
Symantec Corp.	11,000	259,380
Xerox Corp.	15,900	193,503
		2,677,628
Materials - 3.5%
Dow Chemical Co.	11,300	501,720
International Paper Co.	4,200	205,926
LyondellBasell Industries - Class A	2,200	176,616
Nucor Corp.	1,200	64,056
		948,318
Telecommunication Services - 2.8%
AT&T, Inc.	6,500	228,540
Verizon Communications, Inc.	10,500	515,970
		744,510
Utilities - 0.7%
AES Corp.	12,400	179,924

TOTAL COMMON STOCKS
(Cost $21,308,517)		26,142,474

SHORT-TERM INVESTMENT - 1.7%
First American Government Obligations Fund - Class Z, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $440,916)	440,916	440,916

Total Investments - 98.7%
(Cost $21,749,433)		26,583,390
Other Assets and Liabilities, Net - 1.3%		356,041
Total Net Assets - 100.0%		$26,939,431

* Non-income producing security.
^ Variable rate security - The rate shown is the rate in effect at December 31, 2013.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,142,474	$-	$-	$26,142,474
Short-Term Investment	440,916		-	440,916
Total Investments	$26,583,390	$-	$-	$26,583,390

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Large Cap Value Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Consumer Discretionary - 4.9%
Brunswick Corp.	9,500	$437,570
Target Corp.	12,145	768,414
		1,205,984
Consumer Staples - 15.4%
Altria Group, Inc.	10,855	416,723
Clorox Co.	5,595	518,992
Energizer Holdings, Inc.	4,155	449,737
General Mills, Inc.	12,665	632,110
Kimberly-Clark Corp.	5,995	626,238
Kraft Foods Group, Inc.	4,110	221,611
Mondelez International, Inc.	8,020	283,106
Philip Morris International, Inc.	7,480	651,733
		3,800,250
Energy - 12.1%
Chevron Corp.	6,575	821,284
ConocoPhillips	8,085	571,205
Phillips 66	3,765	290,394
Royal Dutch Shell - ADR	8,400	598,668
Schlumberger Ltd.	3,125	281,594
Spectra Energy Corp.	12,000	427,440
		2,990,585
Financials - 17.1%
American Express Co.	9,950	902,764
Ameriprise Financial, Inc.	5,090	585,605
Bank of America Corp.	16,400	255,348
Berkshire Hathaway, Inc. - Class B *	7,290	864,302
Citigroup, Inc.	4,950	257,945
Hartford Financial Services Group, Inc.	6,365	230,604
Plum Creek Timber Co., Inc. - REIT	9,285	431,845
Prudential Financial, Inc.	2,625	242,077
Wells Fargo & Co.	9,900	449,460
		4,219,950
Health Care - 9.7%
Abbott Laboratories	7,610	291,691
Aetna, Inc.	10,800	740,772
Cigna Corp.	8,880	776,822
Merck & Co., Inc.	11,850	593,093
		2,402,378

Industrials # - 28.5%
3M Co.	6,805	954,401
Caterpillar, Inc.	7,805	708,772
Eaton Corp.	11,730	892,888
Emerson Electric Co.	4,085	286,685
General Electric Co.	30,335	850,290
Honeywell International, Inc.	9,520	869,843
Lockheed Martin Corp.	5,445	809,454
Norfolk Southern Corp.	3,040	282,203
Textron, Inc.	19,295	709,284
Waste Management, Inc.	15,020	673,947
		7,037,767
Materials - 2.1%
Dow Chemical Co.	11,725	520,590

Utilities - 4.6%
AGL Resources, Inc.	8,095	382,327
Duke Energy Corp.	5,490	378,865
Public Service Enterprise Group, Inc.	11,545	369,902
		1,131,094
TOTAL COMMON STOCKS
(Cost $19,208,896)		23,308,598

SHORT-TERM INVESTMENT - 3.0%
First American Government Obligations Fund - Class Z, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $754,420)	754,420	754,420

Total Investments - 97.4%
(Cost $19,963,316)		24,063,018
Other Assets and Liabilities, Net - 2.6%		635,521
Total Net Assets - 100.0%		$24,698,539

* Non-income producing security.
# As of December 31, 2013, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.
^ Variable rate security - The rate shown is the rate in effect at December 31, 2013.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,308,598	$-	$-	$23,308,598
Short-Term Investment	754,420		-	754,420
Total Investments	$24,063,018	$-	$-	$24,063,018

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.2%
Consumer Discretionary - 14.7%
American Eagle Outfitters, Inc.	83,364	$1,200,442
Apollo Group, Inc. - Class A *	80,271	2,193,004
Gildan Activewear, Inc. - Class A	33,562	1,789,190
Harman International Industries, Inc.	13,478	1,103,174
John Wiley & Sons, Inc. - Class A	41,186	2,273,467
Quiksilver, Inc. *	186,888	1,639,008
		10,198,285
Consumer Staples - 1.3%
Medifast, Inc. *	34,103	891,111

Energy - 13.9%
Dawson Geophysical Co. *	87,775	2,968,551
Hallador Energy Co.	154,124	1,242,239
McCoy Corp.	126,533	813,575
Natural Gas Services Group, Inc. *	76,853	2,118,837
World Fuel Services Corp.	59,150	2,552,914
		9,696,116
Financials - 15.2%
Banco Latinoamericano de Comercio Exterior SA	81,185	2,274,804
EMC Insurance Group, Inc.	20,022	613,074
FBL Financial Group, Inc. - Class A	16,718	748,799
Genworth MI Canada, Inc.	51,611	1,779,723
Home Capital Group, Inc.	15,145	1,153,857
Horace Mann Educators Corp.	27,833	877,853
LCNB Corp.	38,059	680,114
Maiden Holdings Ltd.	69,161	755,930
Symetra Financial Corp.	90,062	1,707,575
		10,591,729
Health Care - 3.2%
Bio-Rad Laboratories, Inc. - Class A *	1,100	135,971
Myriad Genetics, Inc. *	38,581	809,429
Owens & Minor, Inc.	34,538	1,262,710
		2,208,110
Industrials - 18.3%
Heartland Express, Inc.	114,595	2,248,354
Insteel Industries, Inc.	82,914	1,884,635
Kennametal, Inc.	60,445	3,147,370
Lindsay Corp.	13,642	1,128,876
Mistras Group, Inc. *	68,704	1,434,540
Nordson Corp.	26,386	1,960,480
Thermon Group Holdings, Inc. *	32,169	879,179
		12,683,434

Information Technology - 21.7%
Checkpoint Systems, Inc. *	96,299	1,518,635
Diebold, Inc.	44,000	1,452,440
Liquidity Services, Inc. *	36,687	831,327
Littelfuse, Inc.	24,999	2,323,158
Microsemi Corp. *	70,397	1,756,405
MKS Instruments, Inc.	44,067	1,319,366
Rofin-Sinar Technologies, Inc. *	68,041	1,838,468
ScanSource, Inc. *	32,990	1,399,766
ValueClick, Inc. *	31,807	743,330
Zebra Technologies Corp. *	35,317	1,909,943
		15,092,838
Materials - 4.9%
Intrepid Potash, Inc.	101,939	1,614,714
Texas Industries, Inc. *	26,252	1,805,612
		3,420,326
TOTAL COMMON STOCKS
(Cost $52,279,763)		64,781,949

SHORT-TERM INVESTMENT - 6.1%
First American Government Obligations Fund - Class Z, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $4,222,024)	4,222,024	4,222,024

Total Investments - 99.3%
(Cost $56,501,787)		69,003,973
Other Assets and Liabilities, Net - 0.7%		463,020
Total Net Assets - 100.0%		$69,466,993

* Non-income producing security.
^ Variable rate security - The rate shown is the rate in effect at December 31, 2013.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2013, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$64,781,949	$-	$-	$64,781,949
Short-Term Investment	4,222,024		-	4,222,024
Total Investments	$69,003,973	$-	$-	$69,003,973

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December, 2013 was as follows*:

	Great Lakes Bond Fund	Great Lakes Large Cap Value Fund
Cost of investments	$36,027,539	$19,963,316

Gross unrealized appreciation	318,980	4,161,862
Gross unrealized depreciation	(939,634)	(62,160)
Net unrealized appreciation/depreciation	$(620,654)	$4,099,702

	Great Lakes Disciplined Equity Fund	Great Lakes Small Cap Opportunity Fund
Cost of investments	$21,749,433	$56,501,787

Gross unrealized appreciation	4,914,235	13,069,032
Gross unrealized depreciation	(80,278)	(566,846)
Net unrealized appreciation	$4,833,957	$12,502,186

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                                           James R. Arnold, President

Date  February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 26, 2014

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  February 26, 2014

* Print the name and title of each signing officer under his or her signature.